Segment Information (Tables)	12 Months Ended
Dec. 31, 2013
SEGMENT INFORMATION [Abstract]
Segment summarized financial information

	Drybulk Vessel Operations for the Year Ended December 31, 2013	Logistics Business for the Year Ended December 31, 2013	Total for the Year Ended December 31, 2013
Revenue	$ 275,195	$ 237,084	$ 512,279
Loss on derivatives	(260)	—	(260)
Interest income	2,080	219	2,299
Interest expense and finance cost, net	(85,657)	(25,148)	(110,805)
Depreciation and amortization	(74,770)	(23,354)	(98,124)
Equity in net earnings of affiliated companies	19,344	—	19,344
Net (loss)/income attributable to Navios Holdings common stockholders	(115,264)	6,201	(109,063)
Total assets	2,393,364	526,249	2,919,613
Goodwill	56,240	104,096	160,336
Capital expenditures	(86,538)	(59,396)	(145,934)
Investment in affiliates	335,303	—	335,303
Cash and cash equivalents	101,263	86,568	187,831
Restricted cash	2,041	—	2,041
Long-term debt (including current and noncurrent portion)	$ 1,217,565	$ 293,684	$ 1,511,249

	Drybulk Vessel Operations for the Year Ended December 31, 2012	Logistics Business for the Year Ended December 31, 2012	Total for the Year Ended December 31, 2012
Revenue	$ 369,461	$ 247,033	$ 616,494
Loss on derivatives	(196)	—	(196)
Interest income	2,329	388	2,717
Interest expense and finance cost, net	(86,139)	(20,057)	(106,196)
Depreciation and amortization	(81,267)	(26,939)	(108,206)
Equity in net earnings of affiliated companies	48,228	—	48,228
Net income attributable to Navios Holdings common stockholders	175,388	97	175,485
Total assets	2,490,929	450,533	2,941,462
Goodwill	56,240	104,096	160,336
Capital expenditures	(40,024)	(17,666)	(57,690)
Investment in affiliates	197,291	—	197,291
Cash and cash equivalents	212,330	45,538	257,868
Restricted cash	24,704	—	24,704
Long-term debt (including current and noncurrent portion)	$ 1,157,614	$ 200,598	$ 1,358,212

	Drybulk Vessel Operations for the Year Ended December 31, 2011	Logistics Business for the Year Ended December 31, 2011	Tanker Vessel Operations for the Year Ended December 31, 2011	Total for the Year Ended December 31, 2011
Revenue	$ 429,538	$ 234,687	25,130	689,355
Loss on derivatives	(165)	—	—	(165)
Interest income	2,899	843	378	4,120
Interest expense and finance cost, net	(81,379)	(17,074)	(8,728)	(107,181)
Depreciation and amortization	(76,734)	(22,616)	(8,045)	(107,395)
Equity in net earnings of affiliated companies	35,246	—	—	35,246
Net income/(loss) attributable to Navios Holdings common stockholders	77,717	(125)	(36,781)	40,811
Total assets	2,478,400	435,424	—	2,913,824
Goodwill	56,240	104,096	—	160,336
Capital expenditures	(115,830)	(70,598)	(7,528)	(193,956)
Investment in affiliates	117,088	—	—	117,088
Cash and cash equivalents	130,567	40,529	—	171,096
Restricted cash	6,399	—	—	6,399
Long-term debt (including current and noncurrent portion)	$ 1,252,889	$ 200,668	$ —	$ 1,453,557

Revenue by geographic region
	Year ended December 31, 2013	Year ended December 31, 2012	Year ended December 31 2011
North America	$ 17,487	$ 14,622	$ 20,157
Europe	141,464	127,521	144,846
Asia	99,636	225,366	283,275
South America	241,852	247,033	234,688
Other	11,840	1,952	6,389
Total	$ 512,279	$ 616,494	$ 689,355